Note 6 - Allowance for Loan Losses and Credit Quality Information	12 Months Ended
Dec. 31, 2019
Notes to Financial Statements
Allowance For Loan Losses And Credit Quality Information [Text Block]
NOTE
6
Allowance for Loan Losses
and Credit Quality
Information
The allowance for loan losses is summarized as follows:

(Dollars in thousands)	Single Family	Commercial Real Estate	Consumer	Commercial Business	Total
Balance, December 31, 2016	$1,186	4,953	1,613	2,151	9,903

Provision for losses	$(280)	(75)	263	(431)	(523)
Charge-offs	(6)	(50)	(288)	(311)	(655)
Recoveries	0	245	42	299	586
Balance, December 31, 2017	$900	5,073	1,630	1,708	9,311

Provision for losses	$(44)	(421)	202	(386)	(649)
Charge-offs	(24)	0	(226)	(270)	(520)
Recoveries	1	217	16	310	544
Balance, December 31, 2018	$833	4,869	1,622	1,362	8,686

Provision for losses	$25	(1,509)	(29)	297	(1,216)
Charge-offs	(1)	0	(107)	(880)	(988)
Recoveries	0	1,700	21	361	2,082
Balance, December 31, 2019	$857	5,060	1,507	1,140	8,564

Allocated to:
Specific reserves	$98	451	172	73	794
General reserves	735	4,418	1,450	1,289	7,892
Balance, December 31, 2018	$833	4,869	1,622	1,362	8,686

Allocated to:
Specific reserves	$62	451	119	93	725
General reserves	795	4,609	1,388	1,047	7,839
Balance, December 31, 2019	$857	5,060	1,507	1,140	8,564

Loans receivable at December 31, 2018:
Individually reviewed for impairment	$1,226	1,311	856	303	3,696
Collectively reviewed for impairment	109,472	334,819	71,676	75,193	591,160
Ending balance	$110,698	336,130	72,532	75,496	594,856

Loans receivable at December 31, 2019:
Individually reviewed for impairment	$974	1,166	976	735	3,851
Collectively reviewed for impairment	119,090	349,029	68,973	63,492	600,584
Ending balance	$120,064	350,195	69,949	64,227	604,435

The following table summarizes the amount of classified and unclassified loans at
December 31, 2019
and
2018:

	December 31, 201 9
	Classified					Unclassified
(Dollars in thousands)	Special Mention	Substandard	Doubtful	Loss	Total	Total	Total Loans
Single family	$1,118	1,765	35	0	2,918	117,146	120,064
Commercial real estate:
Real estate rental and leasing	3,489	9,114	0	0	12,603	179,899	192,502
Other	4,451	5,253	0	0	9,704	147,989	157,693
Consumer	0	842	69	65	976	68,973	69,949
Commercial business	5,710	2,516	0	0	8,226	56,001	64,227
	$14,768	19,490	104	65	34,427	570,008	604,435

	December 31, 2018
	Classified					Unclassified
(Dollars in thousands)	Special Mention	Substandard	Doubtful	Loss	Total	Total	Total Loans
Single family	$150	1,771	40	0	1,961	108,737	110,698
Commercial real estate:
Real estate rental and leasing	5,564	4,805	0	0	10,369	185,195	195,564
Other	4,879	5,118	0	0	9,997	130,569	140,566
Consumer	0	709	41	106	856	71,676	72,532
Commercial business	6,647	2,761	0	0	9,408	66,088	75,496
	$17,240	15,164	81	106	32,591	562,265	594,856

Classified loans represent special mention, substandard (performing and non-performing), and non-performing loans categorized as doubtful and loss. Loans classified as special mention are loans that have potential weaknesses that, if left uncorrected, may
result in deterioration of the repayment prospects for the asset or in the Bank’s credit position at some future date. Loans classified as substandard are loans that are generally inadequately protected by the current net worth and paying capacity of the obligor, or by the collateral pledged, if any. Loans classified as substandard have a well-defined weakness or weaknesses that jeopardize the liquidation of the debt. Substandard loans are characterized by the distinct possibility that the Bank will sustain some loss if the deficiencies are not
corrected. Loans classified as doubtful have the weaknesses of those classified as substandard, with additional characteristics that make collection in full on the basis of currently existing facts, conditions and values questionable, and there is a high possibility of loss. A loan classified as loss is essentially uncollateralized and/or considered uncollectible and of such little value that continuance as an asset on the balance sheet may
not
be warranted. Loans classified as substandard or doubtful require the Bank to perform an analysis of the individual loan and charge off any loans, or portion thereof, that are deemed uncollectible.

The aging of past due loans at
December 31, 2019
and
2018
is summarized as follows:

(Dollars in thousands)	30-59 Days Past Due	60-89 Days Past Due	90 Days or More Past Due	Total Past Due	Current Loans	Total Loans	Loans 90 Days or More Past Due and Still Accruing
201 9
Single family	$786	77	59	922	119,142	120,064	0
Commercial real estate:
Real estate rental and leasing	0	0	0	0	192,502	192,502	0
Other	0	0	0	0	157,693	157,693	0
Consumer	527	31	206	764	69,185	69,949	0
Commercial business	147	13	550	710	63,517	64,227	0
	$1,460	121	815	2,396	602,039	604,435	0
2018
Single family	$680	325	77	1,082	109,616	110,698	0
Commercial real estate:
Real estate rental and leasing	0	0	0	0	195,564	195,564	0
Other	0	0	0	0	140,566	140,566	0
Consumer	391	100	279	770	71,762	72,532	0
Commercial business	21	0	0	21	75,475	75,496
	$1,092	425	356	1,873	592,983	594,856	0

Impaired loans include loans that are non-performing (non-accruing) and loans that have been modified in a TDR.

The following table summarizes impaired loans and related allowances for the years ended
December 31, 2019
and
2018:

	December 31, 201 9
(Dollars in thousands)	Recorded Investment	Unpaid Principal Balance	Related Allowance	Average Recorded Investment	Interest Income Recognized
Loans with no related allowance recorded:
Single family	$544	563	0	508	33
Commercial real estate:
Other	0	0	0	10	0
Consumer	781	781	0	580	26

Loans with an allowance recorded:
Single family	430	430	62	633	3
Commercial real estate:
Real estate rental and leasing	184	184	16	193	0
Other	982	982	435	1,048	71
Consumer	195	195	119	231	14
Commercial business	735	1,287	93	476	24

Total:
Single family	974	993	62	1,141	36
Commercial real estate:
Real estate rental and leasing	184	184	16	193	0
Other	982	982	435	1,058	71
Consumer	976	976	119	811	40
Commercial business	735	1,287	93	476	24
	$3,851	4,422	725	3,679	171

	December 31, 2018
(Dollars in thousands)	Recorded Investment	Unpaid Principal Balance	Related Allowance	Average Recorded Investment	Interest Income Recognized
Loans with no related allowance recorded:
Single family	$458	477	0	465	21
Commercial real estate:
Real estate rental and leasing	0	0	0	27	0
Other	25	1,682	0	81	106
Consumer	515	515	0	510	14

Loans with an allowance recorded:
Single family	768	768	98	859	5
Commercial real estate:
Real estate rental and leasing	201	201	21	82	7
Other	1,085	1,085	430	1,673	0
Consumer	341	341	172	395	9
Commercial business	303	854	73	385	13

Total:
Single family	1,226	1,245	98	1,324	26
Commercial real estate:
Real estate rental and leasing	201	201	21	109	7
Other	1,110	2,767	430	1,754	106
Consumer	856	856	172	905	23
Commercial business	303	854	73	385	13
	$3,696	5,923	794	4,477	175

At
December 31, 2019,
2018
and
2017,
non-accruing loans totaled
$2.1
million,
$2.7
million and
$3.2
million, respectively, for which the related allowance for loan losses was
$0.2
million,
$0.7
million and
$0.9
million, respectively. Non-accruing loans for which
no
specific allowance has been recorded because management determined that the value of the collateral was sufficient to repay the loan totaled
$0.8
million,
$0.4
million and
$0.4
million at
December 31, 2019,
2018
and
2017,
respectively. Had the non-accruing loans performed in accordance with their original terms, the Company would have recorded gross interest income on the loans of
$0.2
million,
$0.3
million and
$0.3
million in
2019,
2018
and
2017,
respectively. For each of the years ended
December 31, 2019,
2018
and
2017,
the Company recognized interest income on these loans of
$0.1
million. All of the interest income that was recognized for non-accruing loans was recognized using the cash basis method of income recognition. Non-accrual loans also include some of the loans that have had terms modified in a TDR.

The following table summarizes non-accrual loans at
December 31, 2019
and
2018:

(Dollars in thousands)	201 9	2018
Single family	$617	730
Commercial real estate:
Real estate rental and leasing	184	201
Other	0	1,110
Consumer	659	489
Commercial business	621	148
	$2,081	2,678

Included in loans receivable, net, are certain loans that have been modified in order to maximize collection of loan balances. If the Company, for legal or economic reasons related to the borrower’s financial difficulties, grants a concession compared to the original terms and conditions of the loan, the modified loan is considered a TDR.

At
December 31, 2019,
2018
and
2017,
there were loans included in loans receivable, net, with terms that had been modified in a TDR totaling
$2.5
million,
$2.5
million and
$3.0
million, respectively. Had these loans been performing in accordance with their original terms throughout
2019,
2018
and
2017,
the Company would have recorded gross interest income of
$0.2
million,
$0.3
million and
$0.4
million, respectively. During
2019,
2018
and
2017,
the Company recognized interest income of
$0.1
million,
$0.2
million and
$0.2
million, respectively, on these loans. For the loans that were modified in
2019,
$0.1
million were classified and performing and
$0.5
million were non-performing at
December 31, 2019.

The following table summarizes TDRs at
December 31, 2019
and
2018:

(Dollars in thousands)	201 9	2018
Single family	$623	636
Commercial real estate:
Other	983	1,110
Consumer	745	522
Commercial business	114	208
	$2,465	2,476

As of
December 31, 2019,
the Bank had commitments to lend an additional
$0.8
million to a borrower who has a TDR and non-accrual loans. These additional funds are for the construction of single family homes with a maximum loan-to-value ratio of
75%.
These loans are secured by the home under construction. There were commitments to lend additional funds of
$0.9
million to this same borrower at
December 31, 2018.

TDR concessions can include reduction of interest rates, extension of maturity dates, forgiveness of principal and/or interest due, or acceptance of real estate or other assets in full or partial satisfaction of the debt. Loan modifications are not
reported as TDRs after
12
months if the loan was modified at a market rate of interest for comparable risk loans, and the loan is performing in accordance with the terms of the restructured agreement. All loans classified as TDRs are considered to be impaired.

When a loan is modified as a TDR, there
may
be a direct, material impact on the loans within the Consolidated Balance Sheets, as principal balances may
be partially forgiven. The financial effects of TDRs are presented in the following table and represent the difference between the outstanding recorded balance pre-modification and post-modification, for the periods ended
December 31, 2019
and
2018:

	Year ended December 31, 201 9			Year ended December 31, 2018
(Dollars in thousands)	Number of Contracts	Pre- modification Outstanding Recorded Investment	Post- modification Outstanding Recorded Investment	Number of Contracts	Pre- modification Outstanding Recorded Investment	Post- modification Outstanding Recorded Investment
Troubled debt restructurings:
Single family	4	$215	220	2	$217	220
Commercial real estate:
Real estate rental and leasing	0	0	0	1	54	54
Other	0	0	0	2	1,518	1,518
Consumer	10	371	371	10	373	373
Commercial business	0	0	0	1	70	70
Total	14	$586	591	16	$2,232	2,235

There were
no
loans that were restructured during the year ended
December 31, 2019
that subsequently defaulted during the year. There was
one
consumer loan with a balance of
$17,000
that was restructured during the year ended
December 31, 2018
that subsequently defaulted during
2018.

The Company considers a loan to have defaulted when it becomes
90
or more days past due under the modified terms, when it is placed in non-accrual status, when it becomes other real estate owned, or when it becomes non-compliant with some other material requirement of the modification agreement.

Loans that were non-accrual prior to modification remain non-accrual for at least six
months following modification. Non-accrual TDR loans that have performed according to the modified terms for six
months
may
be returned to accruing status. Loans that were accruing prior to modification may
remain on accrual status after the modification as long as the loan continues to perform under the new terms.

TDRs are reviewed for impairment following the same methodology as other impaired loans. For loans that are collateral dependent, the value of the collateral is reviewed and additional reserves may
be added as needed. Loans that are
not
collateral dependent
may
have additional reserves established if deemed necessary. The allocated reserves for TDRs was
$0.6
million, or
7.2%,
of the total
$8.6
million in allowance for loan losses at
December 31, 2019,
and
$0.6
million, or
7.2%,
of the total
$8.7
million in allowance for loan losses at
December 31, 2018.